Intangibles And Goodwill (Schedule Of Sensitivity Analysis Of Significant Estimates) (Details)	12 Months Ended
Aug. 31, 2022
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	8.50%
1% decrease in terminal growth rate	(8.50%)
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	7.80%
1% decrease in terminal growth rate	2.50%
Estimated Decline In Recoverable Amount [Member] | Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	5.20%
1% decrease in terminal growth rate	4.00%
0.5 times decrease in terminal operating income before restructuring costs and amortization multiple	5.00%
Estimated Decline In Recoverable Amount [Member] | Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	15.60%
1% decrease in terminal growth rate	12.90%
0.5 times decrease in terminal operating income before restructuring costs and amortization multiple	2.20%